Quarterly Financial Data - Schedule of Quarterly Financial Data (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 27, 2013	Sep. 27, 2013
Quarterly Financial Information Disclosure [Abstract]
Litigation settlement	$ 7,300	$ 7,250